Equity - Components of Other Comprehensive Income Included in Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	¥ 117,042	¥ 238,262	¥ (102,983)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	58,635	67,603	(23,361)
Exchange differences on translating foreign operations	680,724	239,097	(293,201)
Total	934,952	577,179	(451,209)
Non-controlling interests [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Remeasurements of defined benefit plans	565	1,030	(753)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(136)	25	(73)
Exchange differences on translating foreign operations	21,593	18,792	(18,924)
Total	¥ 22,022	¥ 19,847	¥ (19,750)